RESTATEMENT OF PRIOR FINANCIAL STATEMENTS, Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended															12 Months Ended
		Jul. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014	[1]	Jun. 30, 2014	[1]	Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities
Net Income			$ 19,145	$ 27,483		$ (43,695)		$ 19,865	[1]	$ 17,314	[1]	$ 13,471		$ 21,746		$ 7,653	[1]	$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings from unconsolidated subsidiary																		(1,159)	(3,562)	[1]	(1,491)	[1]
Direct finance lease income																		(299)	0	[1]	0	[1]
Gain on sale of aircraft																		(28,959)	(14,761)	[1]	(5,421)	[1]
Depreciation																		159,732	166,983	[1]	138,336	[1]
Aircraft impairment																		66,093	1,200	[1]	6,166	[1]
Amortization of debt discounts and debt issuance costs																		11,922	12,516	[1]	11,680	[1]
Amortization of lease incentives																		20,527	18,934	[1]	9,019	[1]
Amortization of lease discounts/premiums and other items																		2,046	2,841	[1]	2,228	[1]
Amortization of GAAM acquisition date fair value adjustments																		3,650	6,260	[1]	12,602	[1]
Net gain on debt modification and extinguishment																		13,868	(2,247)	[1]	(15,881)	[1]
Share-based compensation																		195	30	[1]	3,177	[1]
Unrealized foreign exchange gain																		(1,247)	0	[1]	0	[1]
Provision for deferred income taxes																		4,919	5,733	[1]	4,534	[1]
Unrealized gain on derivative instruments																		4,134	38	[1]	(1,263)	[1]
Security deposits and maintenance payment liability recognized into earnings																		(48,658)	(32,271)	[1]	(23,298)	[1]
Security deposits and maintenance payment claims applied towards operating lease revenues																		0	0	[1]	(2,596)	[1]
Distributions from unconsolidated subsidiary																		0	5,501	[1]	0	[1]
Changes in operating assets and liabilities:
Rent receivables																		6,814	(4,767)	[1]	(4,982)	[1]
Other assets																		137	(1,589)	[1]	(1,969)	[1]
Payable to related parties																		(19,407)	(12,848)	[1]	(7,613)	[1]
Accounts payable, accrued liabilities and other liabilities																		(2,183)	18,990	[1]	4,306	[1]
Net cash flows provided by operating activities																		214,923	227,165	[1]	181,474	[1]
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary																		(2,009)	1,132	[1]	0	[1]
Rent received from direct finance lease																		424	0	[1]	0	[1]
Investment in direct finance lease																		(33,596)	0	[1]	0	[1]
Purchase of flight equipment																		(567,523)	(915,450)	[1]	(632,944)	[1]
Proceeds from sale of aircraft, net																		1,110,046	88,617	[1]	48,539	[1]
Payments for aircraft improvement																		(8,196)	(9,841)	[1]	0	[1]
Payments for maintenance																		(18,609)	(5,017)	[1]	(24,185)	[1]
Net cash flows provided by (used in) investing activities																		480,537	(840,559)	[1]	(608,590)	[1]
Cash Flows from Financing Activities
Restricted cash and cash equivalents																		(35,794)	35,690	[1]	(39,731)	[1]
Security deposits received																		13,914	18,134	[1]	13,910	[1]
Security deposits returned																		(7,788)	(4,728)	[1]	(7,271)	[1]
Maintenance payment liability receipts																		84,491	85,172	[1]	56,968	[1]
Maintenance payment liability disbursements																		(38,768)	(45,412)	[1]	(16,612)	[1]
Net swap termination payments																		(3,737)	0	[1]	0	[1]
Debt extinguishment costs																		0	0	[1]	(3,856)	[1]
Debt issuance costs																		(933)	(1,803)	[1]	(11,825)	[1]
Proceeds from unsecured borrowings																		0	396,563	[1]	291,389	[1]
Proceeds from secured borrowings																		147,276	298,658	[1]	688,975	[1]
Repayment of secured borrowings																		(791,385)	(192,974)	[1]	(444,607)	[1]
Proceeds from issuance of shares, net of fees paid		$ 172,600																0	0	[1]	172,595	[1]
Shares repurchased																		(81,432)	0	[1]	0	[1]
Dividends paid																		(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents																		(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities																		(756,598)	546,482	[1]	668,464	[1]
Effect of exchange rate changes on cash and cash equivalents																		(424)	0	[1]	0	[1]
Net increase (decrease) in cash and cash equivalents																		(61,562)	(66,912)	[1]	241,348	[1]
Cash and cash equivalents at beginning of year	[1]							337,560								404,472		337,560	404,472		163,124
Cash and cash equivalents at end of year			$ 275,998							337,560	[1]							275,998	337,560	[1]	404,472	[1]
Cash paid during the year for:
Interest																		132,780	119,745	[1]	97,481	[1]
Taxes																		384	188	[1]	84	[1]
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance																		3,292	1,938	[1]	1,414	[1]
Maintenance payment liability applied to rent receivables and rentals received in advance																		2,523	0	[1]	4,446	[1]
Other liabilities applied to maintenance payment liability and rent receivables																		240	979	[1]	0	[1]
Noncash investing activities:
Aircraft improvement																		1,587	2,882	[1]	2,334	[1]
Noncash activities in connection with purchase of aircraft																		19,382	26,002	[1]	1,774	[1]
Noncash activities in connection with sale of aircraft																		93,819	12,479	[1]	43,500	[1]
As Previously Reported [Member]
Cash Flows from Operating Activities
Net Income																			56,077		52,476
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings from unconsolidated subsidiary																			(2,456)		(1,871)
Direct finance lease income																			0		0
Gain on sale of aircraft																			(18,878)		(6,277)
Depreciation																			175,547		146,400
Aircraft impairment																			0		8,825
Amortization of debt discounts and debt issuance costs																			5,380		5,735
Amortization of lease incentives																			18,934		9,019
Amortization of lease discounts/premiums and other items																			9,977		8,173
Amortization of GAAM acquisition date fair value adjustments																			6,260		12,602
Net gain on debt modification and extinguishment																			(3,960)		(15,881)
Share-based compensation																			30		3,177
Unrealized foreign exchange gain																			0		0
Provision for deferred income taxes																			6,169		6,195
Unrealized gain on derivative instruments																			38		(1,263)
Security deposits and maintenance payment liability recognized into earnings																			(30,376)		(31,360)
Security deposits and maintenance payment claims applied towards operating lease revenues																			0		(2,596)
Distributions from unconsolidated subsidiary																			5,501		0
Changes in operating assets and liabilities:
Rent receivables																			(4,767)		(4,982)
Other assets																			(1,589)		(1,969)
Payable to related parties																			(12,848)		(10,544)
Accounts payable, accrued liabilities and other liabilities																			18,126		5,615
Net cash flows provided by operating activities																			227,165		181,474
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary																			1,132		0
Rent received from direct finance lease																			0		0
Investment in direct finance lease																			0		0
Purchase of flight equipment																			(915,450)		(632,944)
Proceeds from sale of aircraft, net																			88,617		48,539
Payments for aircraft improvement																			(9,841)		0
Payments for maintenance																			(5,017)		(24,185)
Net cash flows provided by (used in) investing activities																			(840,559)		(608,590)
Cash Flows from Financing Activities
Restricted cash and cash equivalents																			35,690		(39,731)
Security deposits received																			18,134		13,910
Security deposits returned																			(4,728)		(7,271)
Maintenance payment liability receipts																			85,172		56,968
Maintenance payment liability disbursements																			(45,412)		(16,612)
Net swap termination payments																			0		0
Debt extinguishment costs																			0		(3,856)
Debt issuance costs																			(1,803)		(11,825)
Proceeds from unsecured borrowings																			396,563		291,389
Proceeds from secured borrowings																			298,658		688,975
Repayment of secured borrowings																			(192,974)		(444,607)
Proceeds from issuance of shares, net of fees paid																			0		172,595
Shares repurchased																			0		0
Dividends paid																			(41,392)		(30,531)
Dividend equivalents																			(1,426)		(940)
Net cash flows (used in) provided by financing activities																			546,482		668,464
Effect of exchange rate changes on cash and cash equivalents																			0		0
Net increase (decrease) in cash and cash equivalents																			(66,912)		241,348
Cash and cash equivalents at beginning of year								337,560								404,472		337,560	404,472		163,124
Cash and cash equivalents at end of year										337,560									337,560		404,472
Cash paid during the year for:
Interest																			119,745		97,481	[1]
Taxes																			188		84	[1]
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance																			1,938		1,414	[1]
Maintenance payment liability applied to rent receivables and rentals received in advance																			0		4,446	[1]
Other liabilities applied to maintenance payment liability and rent receivables																			979		0	[1]
Noncash investing activities:
Aircraft improvement																			2,882		2,334	[1]
Noncash activities in connection with purchase of aircraft																			26,002		1,774	[1]
Noncash activities in connection with sale of aircraft																			12,479		43,500	[1]
Adjustments [Member]
Cash Flows from Operating Activities
Net Income																			4,107		1,464
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings from unconsolidated subsidiary																			(1,106)		380
Direct finance lease income																			0		0
Gain on sale of aircraft																			4,117		856
Depreciation																			(8,564)		(8,064)
Aircraft impairment																			1,200		(2,659)
Amortization of debt discounts and debt issuance costs																			7,136		5,945
Amortization of lease incentives																			0		0
Amortization of lease discounts/premiums and other items																			(7,136)		(5,945)
Amortization of GAAM acquisition date fair value adjustments																			0		0
Net gain on debt modification and extinguishment																			1,713		0
Share-based compensation																			0		0
Unrealized foreign exchange gain																			0		0
Provision for deferred income taxes																			(436)		(1,661)
Unrealized gain on derivative instruments																			0		0
Security deposits and maintenance payment liability recognized into earnings																			(1,895)		8,062
Security deposits and maintenance payment claims applied towards operating lease revenues																			0		0
Distributions from unconsolidated subsidiary																			0		0
Changes in operating assets and liabilities:
Rent receivables																			0		0
Other assets																			0		0
Payable to related parties																			0		2,931
Accounts payable, accrued liabilities and other liabilities																			864		(1,309)
Net cash flows provided by operating activities																			0		0
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary																			0		0
Rent received from direct finance lease																			0		0
Investment in direct finance lease																			0		0
Purchase of flight equipment																			0		0
Proceeds from sale of aircraft, net																			0		0
Payments for aircraft improvement																			0		0
Payments for maintenance																			0		0
Net cash flows provided by (used in) investing activities																			0		0
Cash Flows from Financing Activities
Restricted cash and cash equivalents																			0		0
Security deposits received																			0		0
Security deposits returned																			0		0
Maintenance payment liability receipts																			0		0
Maintenance payment liability disbursements																			0		0
Net swap termination payments																			0		0
Debt extinguishment costs																			0		0
Debt issuance costs																			0		0
Proceeds from unsecured borrowings																			0		0
Proceeds from secured borrowings																			0		0
Repayment of secured borrowings																			0		0
Proceeds from issuance of shares, net of fees paid																			0		0
Shares repurchased																			0		0
Dividends paid																			0		0
Dividend equivalents																			0		0
Net cash flows (used in) provided by financing activities																			0		0
Effect of exchange rate changes on cash and cash equivalents																			0		0
Net increase (decrease) in cash and cash equivalents																			0		0
Cash and cash equivalents at beginning of year								$ 0								$ 0		$ 0	0		0
Cash and cash equivalents at end of year										$ 0									0		0
Cash paid during the year for:
Interest																			0		0
Taxes																			0		0
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance																			0		0
Maintenance payment liability applied to rent receivables and rentals received in advance																			0		0
Other liabilities applied to maintenance payment liability and rent receivables																			0		0
Noncash investing activities:
Aircraft improvement																			0		0
Noncash activities in connection with purchase of aircraft																			0		0
Noncash activities in connection with sale of aircraft																			$ 0		$ 0

[1]	As restated